Investment in Affiliates - Navios Europe I and Navios Europe II (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Feb. 18, 2015	Dec. 18, 2013	Oct. 09, 2013
Investments In And Advances To Affiliates [Line Items]
Long-term debt	$ 1,105,768	$ 1,105,768		$ 1,105,768		$ 1,142,002
Investment in affiliates	183,922	183,922		183,922		151,966
Loan portion	11,464	11,464		11,464		7,791
Loan portion	11,464	11,464		11,464		7,791
Equity method investment income		3,651	$ 262	7,089	$ 453
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Ownership percentage									47.50%
Estimated maximum potential loss				14,481		13,414
Investment in affiliates	5,145	5,145		5,145		4,935
Accrued interest on loan to affiliate	1,194	1,194		1,194		688
Equity method investment income		210	$ 104	$ 210	$ 143
Preferred distribution percentage				12.70%
Profit sharing arrangement				On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loan I and repayments of the Navios Revolving Loans I) according to a defined waterfall calculation.
Navios Europe I | Navios Holdings
Investments In And Advances To Affiliates [Line Items]
Ownership percentage									47.50%
Navios Europe I | Navios Maritime Partners L.P.
Investments In And Advances To Affiliates [Line Items]
Ownership percentage									5.00%
Navios Europe I | Navios Term Loans I | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt								$ 10,000
Navios Europe I | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Loan portion	8,142	8,142		$ 8,142		7,791
Loan portion	7,125	7,125		7,125		$ 7,125
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Revolving loan facility to fund working capital requirements								$ 24,100
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Ownership percentage							47.50%
Estimated maximum potential loss				7,623
Investment in affiliates	4,275	4,275		4,275
Accrued interest on loan to affiliate	26	26		$ 26
Preferred distribution percentage				18.00%
Profit sharing arrangement				On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans and repayments of the Navios Revolving Loans II) according to a defined waterfall calculation as follows: First, Navios Holdings, Navios Acquisition and Navios Partners will each earn a 18.0% preferred distribution on the Navios Term Loans II and the Navios Revolving Loans II; and Second, any remaining cash is then distributed on an 80%/20% basis, respectively, between (i) the Junior Loan II holder and (ii) the holders of the Navios Term Loans II.
Navios Europe II | Navios Holdings
Investments In And Advances To Affiliates [Line Items]
Ownership percentage							47.50%
Navios Europe II | Navios Maritime Partners L.P.
Investments In And Advances To Affiliates [Line Items]
Ownership percentage							5.00%
Navios Europe II | Fund from $87,000 Senior Loan
Investments In And Advances To Affiliates [Line Items]
Cash consideration	96,000
Navios Europe II | Junior Loan II
Investments In And Advances To Affiliates [Line Items]
Debt instrument face amount	182,500	182,500		$ 182,500
Navios Europe II | Navios Term Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt	9,000	9,000		9,000
Navios Europe II | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Loan portion	3,322	3,322		3,322
Loan portion	3,289	3,289		3,289
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Revolving loan facility to fund working capital requirements	$ 38,500	$ 38,500		$ 38,500